INITIAL PUBLIC OFFERING - Additional Information (Detail) - USD ($)	Aug. 04, 2021	Aug. 02, 2021
Public Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right number of securities called by each warrant or right		1
Warrant exercise price		$ 11.5
Private Placement [Member]
Class of Stock [Line Items]
Warrant exercise price	$ 1
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued		20,000,000
Sale of stock price per share		$ 10
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	2,807,868
Sale of stock price per share	$ 10
Sale of an additional private placement warrants	$ 982,754